Marketable Securities And Other Investments - Additional Information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Schedule of Investments [Line Items]
Carrying amounts of long-term investment equity securities	¥ 61,474	¥ 59,512
Fair value of investment securities, carrying amount	¥ 61,465	¥ 58,176